Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Detailed Information About Accounts Payable And Accrued Liabilities [Abstract]
Trade accounts payable	$ 15,196	$ 14,972
Accrued liabilities	12,478	13,998
Accrued compensation	21,098	18,411
Consumption taxes payable	2,662	2,241
Performance obligations in customer contracts	137	219
Provision	0	486	$ 154
Accounts payable and accrued liabilities	$ 51,571	$ 50,327